Prepayments and other receivables - Impairment loss Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepayments and other receivables
Beginning of the year	¥ (2,968)	¥ (3,349)	¥ (1,332)
(Additions)/Reversals	(4,308)	2	(2,569)
Write-off		365	536
Exchange differences		14	16
End of the year	¥ (7,276)	¥ (2,968)	¥ (3,349)